UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on December 5, 2025) for The Advisors’ Inner Circle Fund III (the “Trust), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended September 30, 2025 was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended September 30, 2024 were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Brown Advisory Flexible Equity ETF

Ticker: BAFE

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Brown Advisory Flexible Equity ETF (the "Fund") for the period from November 15, 2024 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://brownadvisory.com/etf/flexible-equity-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Brown Advisory Flexible Equity ETF	$49	0.54%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

Since the ETF’s inception through September 30, 2025, the Fund lagged its benchmark, the S&P 500® Index. While the market delivered strong absolute returns over the period, the journey from start to finish was far from smooth. Notably, the S&P 500 experienced a sharp 19% drawdown from its February high to its April 8th low, driven largely by fears of an all-out trade war. The Index, however, recovered from its April low and finished the period near an alltime high.

WHAT FACTORS INFLUENCED PERFORMANCE

Stock selection was the primary driver of relative performance. The performance of the Fund was positively driven by the Consumer Discretionary, Communication Services and Energy sectors. Top individual contributors included: Microsoft Corporation, Taiwan Semiconductor Manufacturing, Meta Platforms, Amer Sports and Alphabet Inc. The Financials sector was the largest detractor, with Fiserv, Inc. and KKR & Co. contributing most negatively to returns within the sector.

POSITIONING

The Fund’s Energy sector exposure declined during the period following the sale of Baker Hughes. The Health Care weighting decreased due to both sector underperformance and the elimination of Agilent Technologies. In Real Estate, the elimination of SBA Communications reduced the sector allocation to zero. Information Technology exposure increased, driven by strong sector performance and the addition of KLA Corporation and Marvell Technology.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Brown Advisory Flexible Equity ETF	S&P 500 Index (USD) (NR)Footnote Reference*
Nov/24	$10,000	$10,000
Nov/24	$10,332	$10,280
Dec/24	$9,986	$10,031
Jan/25	$10,527	$10,308
Feb/25	$10,174	$10,170
Mar/25	$9,646	$9,593
Apr/25	$9,498	$9,526
May/25	$10,066	$10,121
Jun/25	$10,555	$10,632
Jul/25	$10,563	$10,869
Aug/25	$10,695	$11,085
Sep/25	$10,815	$11,486

Since its inception on November 15, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-876-6383 or visit https://brownadvisory.com/etf/flexible-equity-etf for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	Cumulative Since Inception
Brown Advisory Flexible Equity ETF	8.15%
S&P 500 Index (USD) (NR)Footnote Reference*	14.86%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,444,706	45	$4,628	14%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	2.0%
Energy	2.0%
Health Care	8.8%
Industrials	10.4%
Consumer Discretionary	10.9%
Communication Services	13.1%
Information Technology	24.4%
Financials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	8.0%
Meta Platforms, Cl A	5.5%
Taiwan Semiconductor Manufacturing ADR	4.9%
Visa, Cl A	4.4%
Amazon.com	4.3%
Mastercard, Cl A	4.2%
KKR	3.8%
Berkshire Hathaway, Cl B	3.6%
Alphabet, Cl A	3.3%
Alphabet, Cl C	3.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://brownadvisory.com/etf/flexible-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Brown Advisory Flexible Equity ETF: BAFE

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: September 30, 2025

BAFE-AR-2025

The Advisors' Inner Circle Fund III

Brown Advisory Sustainable Growth ETF

Ticker: BASG

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Brown Advisory Sustainable Growth ETF (the "Fund") for the period from June 13, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/etf/sustainable-growth-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Brown Advisory Sustainable Growth ETF	$19	0.61%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the period between the inception of the vehicle on 6/13/25 and 9/30/25, the Brown Advisory Large Cap Sustainable Growth ETF delivered positive returns but trailed its primary benchmark, the Russell 1000 Growth Index by a significant margin.

WHAT FACTORS INFLUENCED PERFORMANCE

During the period, the combined effects of a disadvantageous market environment and unfavorable stock selection led to significant underperformance for the strategy relative to the Russell 1000 Growth Index. Continuing the theme that has largely defined the market environment for the better part of the last three years, investors continued to crowd into the secular trend in artificial intelligence throughout the period, resulting in yet another extremely narrow, top-heavy, momentum-driven market. From an attribution perspective, sector positioning and stock selection had a negative effect on relative returns against the Russell 1000 Growth® Index. At the sector level, the strategy’s overweight to financials and underweight to information technology were the largest detractors, which was partially offset by positive effects of the strategy’s lack of exposure to consumer staples, real estate, and energy. Inclusive of stock selection and interaction, relative strength from our health care and semiconductor names was not enough to overcome the weakness from our consumer discretionary, financials, and software names. During the period, all six of the strategy’s semiconductor names outperformed on the strength of robust fundamental results, encouraging forward outlooks, and broader investor enthusiasm for the companies that provide the essential building blocks for the data center infrastructure needed support the growing demand for artificial intelligence solutions. Insurance was a notable area of weakness, as PGR, VRSK, and AJG all lagged during the period on concerns about rising claims costs in auto and property markets, consumer and regulatory scrutiny of increased premiums, and the impact of both dynamics on future top- and bottom-line growth.

POSITIONING

Consistent with the strategy’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. Trading activity was also in line with our historical turnover range. In keeping with our one-in, one-out philosophy, we added three new names to the portfolio during the period – IOT, EFX, and SNOW – and exited positions in WDAY, GOOGL, and MSCI. We believe these trades represent upgrades to the portfolio that will better position the strategy for success in the quarters and years ahead.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Brown Advisory Sustainable Growth ETF	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000	$10,000
Jun/25	$10,480	$10,391	$10,480
Jul/25	$10,668	$10,621	$10,876
Aug/25	$10,416	$10,845	$10,998
Sep/25	$10,592	$11,221	$11,582

Since its inception on June 13, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-876-6383 or visit https://www.brownadvisory.com/etf/sustainable-growth-etf for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	Cumulative Since Inception
Brown Advisory Sustainable Growth ETF	5.92%
Russell 1000 Index (USD) (TR)Footnote Reference*	12.21%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	15.82%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$550,110	35	$754	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.8%
Communication Services	3.3%
Health Care	6.8%
Consumer Discretionary	11.2%
Industrials	12.9%
Financials	17.3%
Information Technology	44.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.3%
Microsoft	8.3%
Amazon.com	7.2%
Intuit	3.9%
Visa, Cl A	3.8%
Taiwan Semiconductor Manufacturing ADR	3.2%
Marvell Technology	3.2%
Arthur J Gallagher	3.2%
KKR	3.0%
Monolithic Power Systems	2.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://www.brownadvisory.com/etf/sustainable-growth-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Brown Advisory Sustainable Growth ETF: BASG

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: September 30, 2025

BASG-AR-2025

The Advisors' Inner Circle Fund III

Brown Advisory Sustainable Value ETF

Ticker: BASV

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Brown Advisory Sustainable Value ETF (the "Fund") for the period from June 13, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/etf/sustainable-value-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Brown Advisory Sustainable Value ETF	$22	0.71%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the period between the inception of the vehicle on 6/13/25 and 9/30/25, the Brown Advisory Large Cap Sustainable Value ETF delivered positive absolute returns but slightly trailed its primary benchmark, the Russell 1000 Value Index.

WHAT FACTORS INFLUENCED PERFORMANCE

Similar to what we have seen for most of 2025, the market continued its march higher during the period. This steady increase in equity markets saw a return of growth indexes outperforming their value counterparts. Information Technology and Communication Services were two of the best performing sectors as the market continues to focus on all things related to artificial intelligence and hyperscaler capex trends. It is our belief that this narrow focus by an increasingly large group of investors is creating a growing sense of apathy in other areas of the market, thus creating attractive new opportunities. From an attribution perspective, Health Care, Financial Services, and Communication Services were the leading sources of underperformance during the period. Within health care, Elevance (ELV) lowered it guidance for the remainder of 2025 as increased costs in its Medicaid and public health exchange businesses continue to weight on margin. Within Financial Services, Fidelity National Information Services (FIS) came under pressure as investors questioned management’s ability to hit its full year margin and free cash flow targets. Information Technology, Materials, and Real Estate were the leading contributors to performance during the period. Both Dell Technologies (DELL) and TD SYNNEX (SNX) posted strong quarterly results with strong capital returns to shareholders, and each is benefitting from the increase in global IT spending. In Materials, CRH plc (CRH) continues to execute at a high level and the company was able to post solid second quarter results despite investor concerns around inclement weather across the U.S. for most of the spring season.

POSITIONING

During the period we exited three investments and made two new investments. We sold our remaining positions in Best Buy (BBY) and Ameriprise (AMP), and our position in ChampionX (CHX) was converted into SLB shares upon the closing of their recently announced merger agreement. We used the proceeds from those sales to establish a new position in health care - Hologic (HOLX) and one in materials- Smurfit Westrock (SW). At our time of purchase each of these new positions were trading at attractive absolute valuations and sizable discounts to both their closest peers and their respective historical multiples. We continue to believe that a portfolio of companies that generate high levels of free cash flow, possess a Sustainable Cash Flow Advantage (SCFA), exhibit capital discipline, and trade at attractive valuations will lead to compelling risk adjusted returns over the long term while providing a margin of safety for our investors.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Brown Advisory Sustainable Value ETF	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Index (USD)
Jun/25	$10,000	$10,000	$10,000
Jun/25	$10,344	$10,391	$10,279
Jul/25	$10,364	$10,621	$10,338
Aug/25	$10,724	$10,845	$10,668
Sep/25	$10,768	$11,221	$10,827

Since its inception on June 13, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-876-6383 or visit https://www.brownadvisory.com/etf/sustainable-value-etf for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	Cumulative Since Inception
Brown Advisory Sustainable Value ETF	7.68%
Russell 1000 Index (USD) (TR)Footnote Reference*	12.21%
Russell 1000 Value Index (USD)	8.27%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$194,168	41	$241	13%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	3.0%
Utilities	3.2%
Consumer Discretionary	3.9%
Consumer Staples	4.2%
Energy	5.2%
Materials	7.5%
Communication Services	7.6%
Industrials	10.1%
Information Technology	12.1%
Health Care	18.5%
Financials	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CRH	5.2%
Sanofi ADR	4.1%
Bank of America	3.8%
Willis Towers Watson	3.7%
Cardinal Health	3.6%
Unilever ADR	3.5%
American International Group	3.4%
Schlumberger	3.3%
Constellation Energy	3.2%
Ferguson Enterprises	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://www.brownadvisory.com/etf/sustainable-value-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Brown Advisory Sustainable Value ETF: BASV

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: September 30, 2025

BASV-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$816,013	None	None	$808,066	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$165,000(2)	None	None	$25,000(4)
(d)	All Other Fees	None	None	$200,000(3)	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$144,346	None	None	$138,792	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$32,365(5)	None	None	$22,476(5)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Company, Ltd. (“Cohen & Co”) relate to the Trust.

Cohen & Co billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$101,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax compliance services provided to service affiliates of the funds.
(3)	Non-audit assurance engagements for service affiliates of the funds.
(4)	Tax return preparation fees for affiliates of the Funds.
(5)	Tax Fees for UK Reporting Fund Status.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen & Co):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $365,000 and $25,000 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $32,365 and $22,476 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

Brown Advisory Flexible Equity ETF

Brown Advisory Sustainable Growth ETF

Brown Advisory Sustainable Value ETF

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Investment Adviser:
Brown Advisory LLC

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	4
Statements of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	9
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	21
Notice to Shareholders (Unaudited)	22
Other Information (Form N-CSR Items 8-11) (Unaudited)	23

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS (000)
COMMON STOCK** — 97.6%

	Shares	Value
Communication Services — 13.2%
Alphabet, Cl A	194	$47,238
Alphabet, Cl C	187	45,482
Meta Platforms, Cl A	108	79,386
T-Mobile US	72	17,227
		189,333
Consumer Discretionary — 11.0%
Amazon.com *	282	61,832
Amer Sports *	698	24,265
Booking Holdings	6	32,903
Lowe’s	60	15,110
TJX	166	23,947
		158,057
Consumer Staples — 1.9%
Mondelez International, Cl A	312	19,462
Nomad Foods	683	8,981
		28,443
Energy — 2.0%
Suncor Energy	707	29,546

Financials — 26.0%
American International Group	254	19,980
Bank of America	499	25,753
Berkshire Hathaway, Cl B *	104	52,106
Charles Schwab	235	22,438
First Citizens BancShares, Cl A	15	27,288
Fiserv *	206	26,592
KKR	423	54,956
Mastercard, Cl A	107	60,831
Progressive	85	20,991
Visa, Cl A	185	63,312
		374,247

COMMON STOCK** — continued

	Shares	Value
Health Care — 8.8%
Align Technology *	84	$10,477
Danaher	66	13,003
Edwards Lifesciences *	350	27,234
Elevance Health	69	22,302
Illumina *	135	12,840
UnitedHealth Group	121	41,932
		127,788
Industrials — 10.4%
Canadian National Railway	130	12,225
Carrier Global	442	26,365
Ferguson Enterprises	69	15,459
General Electric	74	22,323
Old Dominion Freight Line	77	10,865
Uber Technologies *	238	23,358
United Rentals	42	39,900
		150,495
Information Technology — 24.3%
Adobe *	38	13,315
Analog Devices	91	22,268
Apple	91	23,095
Autodesk *	70	22,363
Intuit	48	32,762
KLA	24	25,350
Marvell Technology	140	11,731
Microsoft	224	115,826
Taiwan Semiconductor Manufacturing ADR	256	71,391
Workday, Cl A *	57	13,729
		351,830
Total Common Stock
(Cost $912,972)		1,409,739
Total Investments - 97.6%
(Cost $912,972)		$1,409,739

Percentages are based on Net Assets of $1,444,706.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of September 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS (000)
COMMON STOCK** — 98.1%

	Shares	Value
Communication Services — 3.3%
Spotify Technology *	15	$10,176
Trade Desk, Cl A *	163	7,997
		18,173
Consumer Discretionary — 11.2%
Airbnb, Cl A *	94	11,407
Amazon.com *	181	39,702
Chipotle Mexican Grill, Cl A *	263	10,317
		61,426
Financials — 17.3%
Ares Management, Cl A	72	11,512
Arthur J Gallagher	56	17,345
Charles Schwab	162	15,435
KKR	128	16,683
Progressive	53	13,012
Visa, Cl A	62	21,086
		95,073
Health Care — 6.8%
Danaher	63	12,569
Intuitive Surgical *	26	11,605
West Pharmaceutical Services	50	13,014
		37,188
Industrials — 12.9%
Carrier Global	201	11,990
Equifax	43	11,116

COMMON STOCK** — continued

	Shares	Value
Industrials — continued
General Electric	41	$12,405
Uber Technologies *	139	13,649
Veralto	104	11,135
Verisk Analytics, Cl A	42	10,620
		70,915
Information Technology — 44.8%
Cadence Design Systems *	39	13,807
Datadog, Cl A *	95	13,528
Dynatrace *	172	8,341
Intuit	31	21,423
KLA	11	11,613
Marvell Technology	208	17,451
Microsoft	88	45,390
Monolithic Power Systems	17	15,902
NVIDIA	245	45,802
Samsara, Cl A *	108	4,025
ServiceNow *	17	15,376
Shopify, Cl A *	51	7,625
Snowflake, Cl A *	39	8,817
Taiwan Semiconductor Manufacturing ADR	64	17,836
		246,936
Materials — 1.8%
Ecolab	35	9,684
Total Common Stock
(Cost $363,218)		539,395
Total Investments - 98.1%
(Cost $363,218)		$539,395

Percentages are based on Net Assets of $550,110.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of September 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS (000)
COMMON STOCK** — 95.3%

	Shares	Value
Communication Services — 7.6%
Alphabet, Cl C	11	$2,664
Comcast, Cl A	180	5,665
Nexstar Media Group, Cl A	9	1,786
T-Mobile US	20	4,692
		14,807
Consumer Discretionary — 3.9%
Expedia Group	11	2,391
LKQ	83	2,548
Wyndham Hotels & Resorts	34	2,718
		7,657
Consumer Staples — 4.2%
Kenvue	81	1,308
Unilever ADR	115	6,827
		8,135
Energy — 5.2%
Schlumberger	187	6,419
Weatherford International	53	3,619
		10,038
Financials — 20.0%
American International Group	83	6,508
Bank of America	145	7,463
Citigroup	56	5,662
Equitable Holdings	74	3,778
Fidelity National Information Services	78	5,153
KKR	24	3,149
Willis Towers Watson	21	7,268
		38,981
Health Care — 18.5%
Cardinal Health	44	6,955
Elevance Health	12	3,743

COMMON STOCK** — continued

	Shares	Value
Health Care — continued
Gilead Sciences	28	$3,138
Hologic *	41	2,781
ICON *	26	4,635
Labcorp Holdings	15	4,354
Medtronic	26	2,485
Sanofi ADR	170	8,037
		36,128
Industrials — 10.1%
Ferguson Enterprises	27	6,130
Masco	42	2,952
Pentair	41	4,552
Trane Technologies	9	3,857
Waste Connections	12	2,163
		19,654
Information Technology — 12.1%
Applied Materials	21	4,277
Cisco Systems	28	1,884
Dell Technologies, Cl C	41	5,743
Flex *	72	4,191
NXP Semiconductors	13	2,913
TD SYNNEX	26	4,227
		23,235
Materials — 7.5%
CRH	84	10,104
Smurfit WestRock	103	4,376
		14,480
Real Estate — 3.0%
CBRE Group, Cl A *	37	5,772

Utilities — 3.2%
Constellation Energy	19	6,203
Total Common Stock
(Cost $160,513)		185,090
Total Investments - 95.3%
(Cost $160,513)		$185,090

Percentages are based on Net Assets of $194,168.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of September 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES (000)

	Brown Advisory Flexible Equity ETF	Brown Advisory Sustainable Growth ETF	Brown Advisory Sustainable Value ETF
Assets:
Investments, at Value (Cost $912,972, $363,218 and $160,513)	$1,409,739	$539,395	$185,090
Cash	33,278	10,839	9,037
Receivable for Capital Shares Sold	7,024	3,972	1,615
Dividend and Interest Receivable	424	140	114
Reclaim Receivable	123	–	11
Deferred Offering Costs	28	–	–
Total Assets	1,450,616	554,346	195,867
Liabilities:
Payable for Investment Securities Purchased	5,092	3,887	1,545
Payable to Investment Adviser	532	220	77
Payable to Administrator	46	18	7
Chief Compliance Officer Fees Payable	3	2	1
Payable to Trustees	1	1	–
Other Accrued Expenses and Other Payables	236	108	69
Total Liabilities	5,910	4,236	1,699
Net Assets	$1,444,706	$550,110	$194,168
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$960,745	$377,842	$169,810
Total Distributable Earnings	483,961	172,268	24,358
Net Assets	$1,444,706	$550,110	$194,168
Outstanding Shares of beneficial interest (unlimited authorization — no par value)(1)	53,474,521	20,775,247	7,211,542
Net Asset Value, Offering and Redemption Price Per Share(1)	$27.02	$26.48	$26.92

(1)	Figures not rounded to (000)s.

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FOR THE PERIOD ENDED
SEPTEMBER 30, 2025

STATEMENTS OF OPERATIONS (000)

	Brown Advisory Flexible Equity ETF(1)	Brown Advisory Sustainable Growth ETF(2)	Brown Advisory Sustainable Value ETF(2)
Investment Income:
Dividends	$9,147	$775	$745
Interest	439	104	82
Less: Foreign Taxes Withheld	(246)	(11)	(4)
Total Investment Income	9,340	868	823
Expenses:
Investment Advisory Fees	5,065	891	315
Administration Fees	428	60	19
Trustees’ Fees	15	4	1
Chief Compliance Officer Fees	8	3	1
Offering Costs	132	10	10
Registration and Filing Fees	131	49	24
Professional Fees	59	28	20
Custodian Fees	19	4	3
Printing Fees	17	5	2
Pricing Fees	1	1	1
Other Expenses	35	17	12
Total Expenses	5,910	1,072	408
Less:
Waiver of Investment Advisory Fees (see Note 5)	(437)	(137)	(74)
Net Expenses	5,473	935	334
Net Investment Income (Loss)	3,867	(67)	489
Net Realized Gain (Loss) on:
Investments(3)	57,174	53,278	7,004
Net Realized Gain (Loss)	57,174	53,278	7,004
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	43,858	(25,781)	2,785
Net Change in Unrealized Appreciation (Depreciation)	43,858	(25,781)	2,785
Net Realized and Unrealized Gain (Loss)	101,032	27,497	9,789
Net Increase in Net Assets Resulting from Operations	$104,899	$27,430	$10,278

(1)	Commenced operations on November 15, 2024.

(2)	Commenced operations on June 13, 2025.

(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS (000)

Period Ended September 30, 2025(1)
Operations:
Net Investment Income	$3,867
Net Realized Gain	57,174
Net Change in Unrealized Appreciation	43,858
Net Increase in Net Assets Resulting From Operations	104,899
Distributions:	(625)
Capital Share Transactions:
Issued	574,625
Issuances in Connection with In-Kind Contribution (see Note 7)	913,363
Redeemed	(147,556)
Net Increase in Net Assets From Capital Share Transactions	1,340,432
Total Increase in Net Assets	1,444,706
Net Assets:
Beginning of Period	–
End of Period	$1,444,706
Share Transactions:
Issued	22,870
Issuances in Connection with In-Kind Contribution (see Note 7)	36,535
Redeemed	(5,930)
Net Increase in Shares Outstanding From Share Transactions	53,475

(1)	Commenced operations on November 15, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF

STATEMENT OF CHANGES IN NET ASSETS (000)

Period Ended September 30, 2025(1)
Operations:
Net Investment Loss	$(67)
Net Realized Gain	53,278
Net Change in Unrealized Depreciation	(25,781)
Net Increase in Net Assets Resulting From Operations	27,430
Capital Share Transactions:
Issued	170,223
Issuances in Connection with In-Kind Contribution (see Note 7)	452,881
Redeemed	(100,424)
Net Increase in Net Assets From Capital Share Transactions	522,680
Total Increase in Net Assets	550,110
Net Assets:
Beginning of Period	–
End of Period	$550,110
Share Transactions:
Issued	6,580
Issuances in Connection with In-Kind Contribution (see Note 7)	18,115
Redeemed	(3,920)
Net Increase in Shares Outstanding From Share Transactions	20,775

(1)	Commenced operations on June 13, 2025.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF

STATEMENT OF CHANGES IN NET ASSETS (000)

Period Ended September 30, 2025(1)
Operations:
Net Investment Income	$489
Net Realized Gain	7,004
Net Change in Unrealized Appreciation	2,785
Net Increase in Net Assets Resulting From Operations	10,278
Capital Share Transactions:
Issued	115,850
Issuances in Connection with In-Kind Contribution (see Note 7)	89,538
Redeemed	(21,498)
Net Increase in Net Assets From Capital Share Transactions	183,890
Total Increase in Net Assets	194,168
Net Assets:
Beginning of Period	–
End of Period	$194,168
Share Transactions:
Issued	4,470
Issuances in Connection with In-Kind Contribution (see Note 7)	3,582
Redeemed	(840)
Net Increase in Shares Outstanding From Share Transactions	7,212

(1)	Commenced operations on June 13, 2025.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.09
Net Realized and Unrealized Gain	1.95
Total from Investment Operations	2.04
Dividends and Distributions:
Net Investment Income	(0.02)
Total Dividends and Distributions	(0.02)
Net Asset Value, End of Period	$27.02
Total Return†	8.15%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,444,706
Ratio of Expenses to Average Net Assets(2)	0.54%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60%††
Ratio of Net Investment Income to Average Net Assets(2)	0.39%††
Portfolio Turnover Rate‡	14%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on November 15, 2024.

(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Loss*	–
Net Realized and Unrealized Gain	1.48
Total from Investment Operations	1.48
Net Asset Value, End of Period	$26.48
Total Return†	5.92%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$550,110
Ratio of Expenses to Average Net Assets	0.61	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.70	%††
Ratio of Net Investment Loss to Average Net Assets	(0.04	)%††
Portfolio Turnover Rate‡	18%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on June 13, 2025.

 Amount designated as “-” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income*	0.08
Net Realized and Unrealized Gain	1.84
Total from Investment Operations	1.92
Net Asset Value, End of Period	$26.92
Total Return†	7.68%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$194,168
Ratio of Expenses to Average Net Assets(2)	0.71	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.87	%††
Ratio of Net Investment Income to Average Net Assets(2)	1.05	%††
Portfolio Turnover Rate‡	13%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on June 13, 2025.

(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 Funds. The financial statements herein are those of the Brown Advisory Flexible Equity ETF, the Brown Advisory Sustainable Growth ETF, and the Brown Advisory Sustainable Value ETF (the “Funds”). The investment objective of the Brown Advisory Flexible Equity ETF is to seek to achieve long-term growth of capital. The investment objective of the Brown Advisory Sustainable Growth ETF is to seek to achieve capital appreciation. The investment objective of the Brown Advisory Sustainable Value ETF is to seek to achieve long-term capital appreciation. Each of the Funds are classified as a diversified investment company. Brown Advisory LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Investor Shares. The Brown Advisory Flexible Equity ETF commenced operations on November 15, 2024. The Brown Advisory Sustainable Growth ETF and the Brown Advisory Sustainable Value ETF commenced operations on June 13, 2025. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on The NASDAQ Stock Market (the “Exchange”). Market prices for shares of the Funds may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units”. Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are each an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2025, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2025, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of and during the period ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized over twelve-months from inception of the Funds. As of September 30, 2025, the Brown Advisory Flexible Equity ETF had $28 (000) remaining to be amortized.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 10,000, 10,000 and 10,000 Shares for Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Growth ETF and Brown Advisory Sustainable Value ETF, respectively, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended September 30, 2025, the Brown Advisory Flexible Equity ETF, the Brown Advisory Sustainable Growth ETF, and the Brown Advisory Sustainable Value ETF incurred $428 (000), $60 (000) and $19 (000), respectively for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended September 30, 2025, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Brown Advisory Flexible Equity ETF	0.50%
Brown Advisory Sustainable Growth ETF	0.58%
Brown Advisory Sustainable Value ETF	0.67%

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and non-routine expenses) (collectively, “excluded expenses”)) from exceeding the levels set forth below as a percentage of the average daily net assets of each Fund until January 31, 2027 (the “contractual expense limit”).

Fund	Contractual Expense Limit
Brown Advisory Flexible Equity ETF	0.54%
Brown Advisory Sustainable Growth ETF	0.61%
Brown Advisory Sustainable Value ETF	0.71%

The Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

For the period ended September 30, 2025, there were no previously waived fees reimbursed to the Funds by the Adviser.

Vident Asset Management (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services to each Fund, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.05% based on the average daily net assets of the Fund for assets up to $250 million, 0.04% based on the average daily net assets of the Fund when assets exceed $250 million, and 0.01% based on the average daily net assets of the Fund when assets exceed $1 billion, subject to a minimum annual fee of $30,000.

6. Investment Transactions:

For the period ended September 30, 2025, the Brown Advisory Flexible Equity ETF made purchases of $1,160,412 (000) and sales of $304,614 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $529,718 (000) and redemptions of $143,803 (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $73,222 (000).

For the period ended September 30, 2025, the Brown Advisory Sustainable Growth ETF made purchases of $502,822 (000) and sales of $192,882 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $161,741 (000) and redemptions of $98,650 (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $57,188 (000).

For the period ended September 30, 2025, the Brown Advisory Sustainable Value ETF made purchases of $194,369 (000) and sales of $40,860 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $110,894 (000) and redemptions of $20,863 (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $7,712 (000).

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

7. In-Kind Contributions:

As part of the commencement of operations on November 15, 2024, the Brown Advisory Flexible Equity ETF received in-kind contributions from accounts managed by the Adviser which consisted of $913,363 (000) of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of November 15, 2024, was $460,454 (000), resulting in net unrealized appreciation on investments of $452,909 (000) as of that date. As a result of the in-kind contribution, the Brown Advisory Flexible Equity ETF issued 36,534,521 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

As part of the commencement of operations on June 13, 2025, the Brown Advisory Sustainable Growth ETF received in-kind contributions from accounts managed by the Adviser which consisted of $452,881 (000) of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of June 13, 2025, was $250,922 (000), resulting in net unrealized appreciation on investments of $201,959 (000) as of that date. As a result of the in-kind contribution, the Brown Advisory Sustainable Growth ETF issued 18,115,247 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

As part of the commencement of operations on June 13, 2025, the Brown Advisory Sustainable Value ETF received in-kind contributions from accounts managed by the Adviser which consisted of $89,539 (000) of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of June 13, 2025, was $67,747 (000), resulting in net unrealized appreciation on investments of $21,792 (000) as of that date. As a result of the in-kind contribution, the Brown Advisory Sustainable Value ETF issued 3,581,542 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent.

The permanent differences are primarily attributed to redemptions in-kind and net operating losses.

At September 30, 2025, the Funds reclassified the following permanent amounts between distributable earnings (accumulated losses) and paid-in capital. The reclassification are primarily related to gains realized on redemptions in-kind (000):

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
Brown Advisory Flexible Equity ETF	$(73,222)	$73,222
Brown Advisory Sustainable Growth ETF	(57,120)	57,120
Brown Advisory Sustainable Value ETF	(7,712)	7,712

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended September 30, 2025 are as follows (000):

	Ordinary Income	Total
Brown Advisory Flexible Equity ETF	$(625)	$(625)

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

As of September 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows (000):

	Brown Advisory Flexible Equity ETF	Brown Advisory Sustainable Growth ETF	Brown Advisory Sustainable Value ETF
Undistributed Ordinary Income	$3,241	$-	$489
Capital Loss Carryforwards	(13,309)	(2,417)	(416)
Unrealized Appreciation	494,028	174,685	24,285
Other Temporary Differences	1	-	-
Distributable Earnings	$483,961	$172,268	$24,358

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows (000):

	Short-Term Loss	Long-Term Loss	Total
Brown Advisory Flexible Equity ETF	$(10,846)	$(2,463)	$(13,309)
Brown Advisory Sustainable Growth ETF	(1,211)	(1,206)	(2,417)
Brown Advisory Sustainable Value ETF	(359)	(57)	(416)

During the period ended September 30, 2025, the Funds had no utilization of prior year capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relate to wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Funds at September 30, 2025, were as follows (000):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Brown Advisory Flexible Equity ETF	$915,711	$515,368	$(21,340)	$494,028
Brown Advisory Sustainable Growth ETF	364,710	182,028	(7,343)	174,685
Brown Advisory Sustainable Value ETF	160,805	27,353	(3,068)	24,285

9. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

EQUITY RISK (All Funds) — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

LARGE CAPITALIZATION RISK (All Funds) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK (Flexible Equity ETF and Sustainable Growth ETF) — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

VALUE STYLE RISK (Flexible Equity ETF and Sustainable Value ETF) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

NEW FUND RISK (All Funds) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

MANAGEMENT RISK (All Funds) — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

INVESTMENTS IN INVESTMENT COMPANY RISK (Flexible Equity ETF and Sustainable Value ETF) — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

REITs RISK (All Funds) — REITs are trusts that invest primarily in commercial real estate or real estate related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

PRIVATE PLACEMENTS RISK (Flexible Equity ETF and Sustainable Value ETF) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

FOREIGN COMPANY RISK (All Funds) — Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DEPOSITARY RECEIPTS RISK (All Funds) — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

PREFERRED STOCK RISK (Flexible Equity ETF and Sustainable Value ETF) — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

CONVERTIBLE SECURITIES RISK (Flexible Equity ETF and Sustainable Value ETF) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

EMERGING MARKET COMPANIES RISK (All Funds) — Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

ETF RISKS (All Funds) — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

TRADING RISK — Shares of the Fund may trade on The NASDAQ Stock Market (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

GROWTH INVESTMENT STYLE RISK (Sustainable Growth ETF) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

SUSTAINABLE INVESTING POLICY RISK (Sustainable Growth ETF and Sustainable Value ETF) — The Fund’s consideration of sustainability criteria could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not consider such sustainability criteria.

SHAREHOLDER CONCENTRATION RISK (Sustainable Value ETF) — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

10. Other:

At September 30, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

11. Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Growth ETF, and Brown Advisory Sustainable Value ETF and Board of Trustees of Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Brown Advisory Flexible Equity ETF, Brown Advisory Sustainable Growth ETF, and Brown Advisory Sustainable Value ETF (the “Funds”), each a series of Advisors’ Inner Circle Fund III as of September 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Brown Advisory Flexible Equity ETF	For the period from November 15, 2024 (commencement of operations) through September 30, 2025
Brown Advisory Sustainable Growth ETF and Brown Advisory Sustainable Value ETF	For the period from June 13, 2025 (commencement of operations) through September 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2025

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a September 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2025, the Funds are designating the following items with regard to distributions paid during the year.

	Return Of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)
Brown Advisory Flexible Equity ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%
Brown Advisory Sustainable Growth ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Brown Advisory Sustainable Value ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Qualifying Business Income(6)	Foreign Tax Credits(7)
Brown Advisory Flexible Equity ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Brown Advisory Sustainable Growth ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Brown Advisory Sustainable Value ETF	0.00%	0.00%	0.00%	0.00%	0.00%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

7.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended September 30, 2025. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending September 30, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SEPTEMBER 30, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his or her favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	1,662,873,478	5,330,326	Yes
Jon C. Hunt	1,574,558,027	93,645,777	Yes
Thomas P. Lemke	1,627,701,282	40,502,522	Yes
Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
Jay C. Nadel	1,647,431,408	20,772,396	Yes
Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Brown Advisory Flexible Equity ETF
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
1-877-776-3629

Investment Adviser:
Brown Advisory LLC
901 South Bond Street,
Suite 400, Baltimore, Maryland 21231

Investment Sub-Adviser:
Vident Asset Management
1125 Sanctuary Pkwy. Suite 515
Alpharetta, GA 30009

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read it carefully before investing or sending money.

BRW-AR-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: May 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: May 20, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: May 20, 2026